ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Waldencast plc (“Waldencast” or the “Company”), formerly known as Waldencast Acquisition Corp., is a Bailiwick of Jersey (“Jersey”) company. Waldencast was originally incorporated on December 8, 2020, as a Cayman Islands exempted company and a blank check company solely for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On March 18, 2021, Waldencast consummated an initial public offering of 34,500,000 units (the “IPO”), with each unit consisting of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”) to acquire one Class A ordinary share (together, a “Unit”), at $10.00 per Unit.
In connection with the Business Combination (as defined below), on July 26, 2022, Waldencast obtained shareholder approval to change its jurisdiction of incorporation. Pursuant to the Cayman Companies Act (the “Cayman Act”) and the Companies (Jersey) Law 1991, as amended (the “Jersey Companies Law”), Waldencast effected a deregistration under the Cayman Act and a domestication under Part 18C of the Jersey Companies Law. This was accomplished by filing a memorandum and articles of association with the Registrar of Companies in Jersey (the “Domestication”). Upon the effective time of the Domestication, Waldencast Acquisition Corp. was renamed Waldencast.
On July 27, 2022 (the “Closing Date”), Waldencast acquired (the “Business Combination”) Obagi Global Holdings Limited, a Cayman Islands exempted company, and its subsidiaries (collectively, “Obagi”) and Milk Makeup LLC, a Delaware limited liability company, and its subsidiaries (collectively “Milk” or “Milk Makeup”). Following the closing of the Business Combination, the Company conducts its business through the following operating and reportable segments: (i) Obagi Medical and (ii) Milk Makeup.
Obagi is a global skincare company that develops, markets, and sells proprietary-topical aesthetic and therapeutic prescription-strength skincare systems and related products primarily in the physician-dispensed market, direct-to-consumer through ecommerce sites and internationally via distributors. Obagi provides cosmetic, over-the-counter and prescription products.
Milk Makeup develops and sells cosmetic, skin care and other beauty products. The brand creates vegan, cruelty-free, clean formulas from its Milk Makeup headquarters in downtown New York City. Milk Makeup’s products are offered through its U.S. website, www.milkmakeup.com, and its retail partners both in the U.S. and internationally.
As a result of the Business Combination, Waldencast is organized as an “Up-C” structure, whereby the equity interests of Obagi Medical and Milk Makeup are held by Waldencast Partners LP (“Waldencast Partners LP”), a Cayman Islands exempted limited partnership and indirect subsidiary of Waldencast, which is an entity that is classified as a partnership for U.S. federal income tax purposes.
Unless the context requires otherwise, the “Company,” “we,” or “our” refers to Waldencast together with its consolidated subsidiaries.
Basis of Presentation
Waldencast has prepared the accompanying consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).